Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Lease component of revenue from time charter-out and pool revenue	$ 280,241	$ 600,997
Non-lease component of revenue from time charter-out and pool revenue	154,761	168,926
Total lease and non-lease components of revenue	$ 435,002	$ 769,923